Investment in Related Party (Details) - Schedule of investment in related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment in Related Party [Abstract]
Investment in Accustem Sciences Inc	$ 2,675
Movement in fair value	(869)
Total	$ 1,806